Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2017
Parent Company Only [Abstract]
Statements of Comprehensive Income
The following statements pertain to TrustCo Bank Corp NY (Parent Company):

Statements of Comprehensive Income

(dollars in thousands)		Years Ended December 31,
Income:	2017	2016	2015

Dividends and interest from subsidiaries	$24,510	24,498	24,501
Net gain on securities transactions	-	-	-
Miscellaneous income	-	-	-
Total income	24,510	24,498	24,501
Expense:
Operating supplies	26	21	33
Professional services	122	461	577
Miscellaneous expense	2,573	1,258	664
Total expense	2,721	1,740	1,274
Income before income taxes and subsidiaries' undistributed earnings	21,789	22,758	23,227
Income tax benefit	(1,171)	(578)	(405)
Income before subsidiaries' undistributed earnings	22,960	23,336	23,632
Equity in undistributed earnings of subsidiaries	20,185	19,265	18,606
Net income	$43,145	42,601	42,238
Change in other comprehensive income (loss)	4,445	(1,470)	(272)
Comprehensive income	$47,590	41,131	41,966

Statements of Condition
The following statements pertain to TrustCo Bank Corp NY (Parent Company):

Statements of Condition
(dollars in thousands)	December 31,
Assets:	2017	2016
Cash in subsidiary bank	$21,773	19,886
Investments in subsidiaries	443,692	419,075
Securities available for sale	35	35
Other assets	771	824
Total assets	466,271	439,820
Liabilities and shareholders' equity:
Accrued expenses and other liabilities	7,964	7,134
Total liabilities	7,964	7,134
Shareholders' equity	458,307	432,686
Total liabilities and shareholders' equity	$466,271	439,820

Statements of Cash Flows
The following statements pertain to TrustCo Bank Corp NY (Parent Company):

Statements of Cash Flows

(dollars in thousands)	Years Ended December 31,
	2017	2016	2015
Increase/(decrease) in cash and cash equivalents:
Cash flows from operating activities:
Net income	$43,145	42,601	42,238
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(20,185)	(19,265)	(18,606)
Stock based compensation expense	150	224	204
Net change in other assets and accrued expenses	853	(196)	(140)
Total adjustments	(19,182)	(19,237)	(18,542)
Net cash provided by operating activities	23,963	23,364	23,696
Cash flows from financing activities:
Proceeds from exercise of stock options	5,236	1,368	147
Dividends paid	(25,184)	(25,055)	(24,937)
Payments to acquire treasury stock	(4,608)	(701)	(147)
Proceeds from sales of treasury stock	2,480	2,447	2,670

Net cash used in financing activities	(22,076)	(21,941)	(22,267)

Net increase in cash and cash equivalents	1,887	1,423	1,429

Cash and cash equivalents at beginning of year	19,886	18,463	17,034

Cash and cash equivalents at end of year	$21,773	19,886	18,463